J.P. Morgan Institutional Funds
J.P. Morgan Institutional International Equity Funds (combined prospectus), dated March 31, 1998 Supplement dated July 22, 1998

Effective immediately the J.P. Morgan Institutional Japan Equity Fund will no longer accept new purchase orders.